DEBT - Senior Notes - General Information (Details) - 12 months ended Dec. 31, 2017 - Senior Notes CAD in Millions, $ in Millions	USD ($)	CAD
Debt
Repurchase of outstanding senior notes	$ 267
Gain on repurchase | CAD		CAD 19.3
7.97% senior notes maturing June 18, 2021
Debt
Principal repayment amount	$ 22